RELATED PARTY TRANSACTIONS - Carrying Value and Fair Value of Financial Instruments (Details) - IAC - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Related Party Transaction [Line Items]
Promissory note due on demand-related party	$ 0	$ 44,565	$ 59,753
Long-term debt-related party	0	50,000	37,706
Fair Value
Related Party Transaction [Line Items]
Promissory note due on demand-related party	0	44,565	59,753
Long-term debt-related party	$ 0	$ 54,545	$ 43,487